Goodwill and intangible assets - Intangible Assets by Business Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Roll Forward]
Beginning Balance	$ 2,854	$ 2,901
Acquisition	53
Amortization	(50)	(57)	$ (67)
Foreign currency translation	(6)	10
Ending Balance	2,851	2,854	2,901
Securities Services
Intangible Assets [Roll Forward]
Beginning Balance	164	193
Acquisition	53
Amortization	(28)	(31)
Foreign currency translation	(3)	2
Ending Balance	186	164	193
Market and Wealth Services
Intangible Assets [Roll Forward]
Beginning Balance	378	384
Acquisition	0
Amortization	(4)	(6)
Foreign currency translation	0	0
Ending Balance	374	378	384
Investment and Wealth Management
Intangible Assets [Roll Forward]
Beginning Balance	1,463	1,475
Acquisition	0
Amortization	(18)	(20)
Foreign currency translation	(3)	8
Ending Balance	1,442	1,463	1,475
Other
Intangible Assets [Roll Forward]
Beginning Balance	849	849
Acquisition	0
Amortization	0	0
Foreign currency translation	0	0
Ending Balance	$ 849	$ 849	$ 849